Net Loss per Share Applicable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss per Share Applicable to Common Stockholders
NOTE 8. NET LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDERS
Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similarly to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock.
The following table sets forth the computation of loss per share for the three- and six-months
ended June 30, 2021 and 2020 (amounts in thousands, except per share number):

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(2,034)	$(33)	$(8,310)	$(37)

Denominator:
Weighted average common shares outstanding, basic and diluted	16,350	5,009	15,050	4,988

Net loss per common share, basic and diluted	$(0.12)	$(0.01)	$(0.55)	$(0.01)

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive (amount in thousands):

	For the three and six months ended June 30,
	2021	2020
Options outstanding	3,172	—
Warrants	3,295	—

Total	6,467	—

11. Net Loss per Share Applicable to Common Stockholders
Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similarly to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock.
The following table sets forth the computation of loss per share for the years ended December 31, 2020 and for the period from March 1, 2019 (date of inception) through December 31, 2019, respectively (amounts in thousands, except per share number):

	For the Year Ended December 31, 2020 (Restated)	For the Period from March 1, 2019 (date of inception) to December 31, 2019
Numerator:
Net loss	$(16,620)	$(45)

Denominator:
Weighted average common shares outstanding, basic and diluted	5,252	4,464

Net loss per common share, basic and diluted	$(3.16)	$(0.01)

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	For the Year Ended December 31, 2020	For the Period from March 1, 2019 (date of inception) to December 31, 2019
Options outstanding	1,048	—
Warrants	10,134	—

Total	11,182	—